RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended												1 Months Ended			12 Months Ended			48 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended																					1 Months Ended	12 Months Ended											12 Months Ended													12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2010 Seatankers Management Co. Ltd [Member]	Dec. 31, 2012 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Dec. 31, 2010 Golar LNG Limited [Member]	Dec. 31, 2012 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Golar LNG Energy Limited [Member]	Dec. 31, 2010 Golar LNG Energy Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Mar. 31, 2010 Ship Finance International Limited [Member]	Feb. 28, 2010 Ship Finance International Limited [Member]	Dec. 31, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Dec. 31, 2010 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	Feb. 05, 2010 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member] Edinburgh (Ex Titan Aries) [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Titan Orion (ex-Front Duke) [Member]	Mar. 31, 2013 Ship Finance International Limited [Member] Front Driver [Member]	Dec. 31, 2013 Ship Finance International Limited [Member] Front Pride [Member]	Dec. 31, 2012 Ship Finance International Limited [Member] Ticen Ocean (renamed Front Lady) [Member]	Aug. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Bryggegata AS [Member]	Dec. 31, 2011 Bryggegata AS [Member]	Dec. 31, 2010 Bryggegata AS [Member]	Dec. 31, 2012 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2010 Arcadia Petroleum Limited [Member]	Dec. 31, 2012 Seadrill Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Dec. 31, 2010 Seadrill Limited [Member]	Dec. 31, 2012 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2011 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2010 Archer Limited (formerly Seawell) [Member]	Dec. 31, 2012 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2010 Deep Sea Supply Plc [Member]	Dec. 31, 2012 Aktiv Kapital ASA [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2010 Aktiv Kapital ASA [Member]	Oct. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2012 VTN Shipping Inc [Member]	Dec. 31, 2011 VTN Shipping Inc [Member]	Dec. 31, 2010 VTN Shipping Inc [Member]	Dec. 31, 2012 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2010 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Dec. 31, 2010 Frontline 2012 Ltd [Member]	Jan. 11, 2013 Frontline 2012 Ltd [Member]	May 29, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2012 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2010 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2012 Northern Offshore Ltd [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Dec. 31, 2012 North Atlantic Drilling Ltd [Member]	Dec. 31, 2011 North Atlantic Drilling Ltd [Member]	Dec. 31, 2012 Single hull VLCCs [Member] Ship Finance International Limited [Member]	Dec. 31, 2012 OBO [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)														20.00%				20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate (in hundredths)																	25.00%
Charterhire paid (principal and interest)																	$ 176,332,000	$ 248,822,000	$ 289,578,000
Lease termination fees (expense) income																	1,777,000	17,104,000	(2,435,000)
Compensation paid in exchange for rate reduction and reduction of capital lease obligations to Ship Finance																	0	106,000,000
Profit share expense		0	482,000	30,566,000													0	482,000	30,566,000
Contingent rental expense		54,612,000	0	0													52,176,000	0	0
Remaining lease obligation		950,560,000												926,821,000			875,670,000	926,821,000	1,289,897,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances					1,009,000	1,008,000	1,092,000	1,820,000	1,002,000	1,310,000	0	0	88,000				4,261,000	4,660,000	2,490,000									5,566,000	5,492,000	6,138,000	(1,455,000)	(1,494,000)	(1,368,000)	5,423,000	34,977,000	34,211,000	2,574,000	1,076,000	426,000	390,000	906,000	166,000	41,000	168,000	132,000	21,000	136,000	83,000		0	17,051,000	0	343,000	24,000	0	(4,004,000)	0	0			51,000	63,000	47,000	51,000	63,000	47,000	51,000	63,000	47,000
Number of vessels chartered in from Frontline 2012																																																								2
Receivables with related parties		9,055,000	15,805,000		342,000	168,000		755,000	610,000					1,138,000			1,891,000	1,138,000										1,325,000	1,272,000					106,000	356,000		1,253,000	841,000		778,000	632,000		0	68,000		0	67,000						250,000	0		2,291,000	10,469,000				13,000	57,000		13,000	57,000		13,000	57,000		13,000	13,000	12,000	0
Payables with related parties		(53,948,000)	(10,775,000)		(257,000)	(550,000)		(101,000)	(106,000)					(9,209,000)			(52,063,000)	(9,209,000)										(1,042,000)	(910,000)														(28,000)	0		(34,000)	0									(423,000)	0
Earned freights on chartering vessels																																		5,000,000	34,600,000
Lease termination payments received															2,900,000			5,300,000				7,800,000																																																				22,200,000
Lease termination payments paid																400,000		14,300,000						500,000	2,100,000																																																		32,600,000
Payment to participate in private placement of Frontline 2012																																																											6,000,000	13,300,000
Number of shares allocated in transaction in shares																																																											1,143,000.000	3,546,000
Number of shares issued by Equity Method Investee in transaction																																																											59,000,000	56,000,000
Sale of stock, price per share																																																											$ 5.25	$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)																																																									8.80%		6.30%	7.90%
Equity method investment, gain loss on dilution of ownership																																																											5,200,000	700,000
Number of Single hull VLCCs currently chartered to the Company that related party has entered into an agreement to sell																		3
Negotiated compensation payments for sale of vessels with early terminations																							10,600,000			11,600,000
Net gain (loss) on sale																																																	50,000
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries			15																																																						15
Amount of working capital balances outstanding																																																									10,500,000
Agreed per day rate reduction														6,500				6,500		6,500
Length of period over which rate reduction applies														4 years						4 years
Total Compensation paid in exchange for rate reduction														106,000,000				106,000,000
Amount of total compensation paid which is a non-refundable prepayment of profit share														50,000,000			50,000,000	50,000,000
Amount of total compensation paid which is a release of restricted cash which served as security for charter payments														56,000,000				56,000,000
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates														100.00%			100.00%	100.00%
Vessel purchase from related party amount																					58,500,000
Number of double hull crude oil tankers and OBOs (number of vessels)															31
Restricted cash deposit reduction as a result of charter agreement amendments															111,700,000
Restricted cash deposit reduction, vessels no longer requiring reserves															10,600,000
Advanced payment for charterhire less operating expenses															72,800,000
Percentage ownership of SeaTeam Singapore Pte Limited sold to Golden Ocean Group Limited																											25.00%
Proceeds from sale of shares in subsidiary																											100,000
Gain on sale of shares in subsidiary	200,000																										200,000
Related party loan amount																											$ 500,000
Related party loan term																											5 years
Related party loan interest rate (in hundredths)																											2.50%